UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS

January 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (96.33%)

AUTOMOBILES & COMPONENTS – (2.45%)
4,318	Continental AG (Germany)	$448,340
17,440	Daimler AG, Registered (Germany)	1,363,796
356	Porsche AG (Germany)	639,058
		2,451,194
CAPITAL GOODS – (9.59%)
136,780	Blount International, Inc.*	1,585,280
776,000	Harbin Power Equipment Co. Ltd. – H (China)	1,757,406
60,091	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	2,367,585
2,716,000	Shanghai Electric Group Co. Ltd. – H (China)	2,113,371
13,660	Siemens AG, Registered (Germany)	1,760,787
		9,584,429
CAPITAL MARKETS – (2.38%)
53,140	E*TRADE Financial Corp.*	263,309
110,175	RHJ International* (Belgium)	1,340,778
18,670	UBS AG, Registered (Switzerland)	775,623
		2,379,710
COMMERCIAL BANKS – (7.96%)
1,584,000	China CITIC Bank – H* (China)	915,731
840,500	China Merchants Bank Co., Ltd. – H* (China)	2,963,288
15,449	Erste Bank der oesterreichischen Sparkassen AG (Austria)	840,154
43,892	HSBC Holdings PLC (United Kingdom)	658,534
190,820	Shinsei Bank, Ltd. (Japan)	885,562
260,650	Turkiye Garanti Bankasi A.S. (Turkey)	1,691,397
		7,954,666
COMMERCIAL SERVICES & SUPPLIES – (0.29%)
133,701	Rentokil Initial PLC (United Kingdom)	288,973
CONSUMER DURABLES & APPAREL – (1.80%)
23,747	Hunter Douglas NV (Netherlands)	1,542,841
3,248	Mohawk Industries, Inc.*	259,580
		1,802,421
DIVERSIFIED FINANCIAL SERVICES – (4.52%)
15,506	Groupe Bruxelles Lambert S.A. (Belgium)	1,802,285
30,000	Oaktree Capital Group LLC, Class A (b)	825,000
19,076	Pargesa Holding S.A., Bearer Shares (Switzerland)	1,888,719
		4,516,004
ENERGY – (2.35%)
58,635	Tenaris S.A., ADR (Argentina)	2,344,814

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

FOOD, BEVERAGE & TOBACCO – (7.96%)
40,174	Diageo PLC (United Kingdom)	$810,958
51,309	Heineken Holding NV (Netherlands)	2,617,485
235	Japan Tobacco Inc. (Japan)	1,247,136
584	Lindt & Spruengli AG (Switzerland)	1,827,120
44,860	Unilever NV, NY Shares (Netherlands)	1,458,847
		7,961,546
HEALTH CARE EQUIPMENT & SERVICES – (2.34%)
22,232	Essilor International S.A. (France)	1,288,554
18,658	IDEXX Laboratories, Inc.*	1,052,311
		2,340,865
LIFE & HEALTH INSURANCE – (3.32%)
12,323	AFLAC Inc.	755,770
72,310	Power Corp. of Canada (Canada)	2,563,852
		3,319,622
MATERIALS – (4.44%)
27,609	BHP Billiton PLC (United Kingdom)	834,885
34,140	Companhia Vale do Rio Doce, ADR (Brazil)	888,664
9,991	Rio Tinto PLC (United Kingdom)	1,000,319
93,370	Sino-Forest Corp.* (Canada)	1,714,798
		4,438,666
MEDIA – (12.84%)
63,110	Comcast Corp., Special Class A*	1,134,087
135,770	Grupo Televisa S.A., ADR (Mexico)	3,026,313
18,150	Lagardere S.C.A. (France)	1,333,468
28,773	Liberty Global, Inc., Series C*	1,070,212
130,723	News Corp., Class A	2,470,665
97,088	Virgin Media Inc.	1,616,515
177,467	WPP Group PLC (United Kingdom)	2,184,653
		12,835,913
MULTI-LINE INSURANCE – (1.74%)
31,509	American International Group, Inc.	1,738,037
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.88%)
13,870	Johnson & Johnson	877,416
PROPERTY & CASUALTY INSURANCE – (2.19%)
36,500	Ambac Financial Group, Inc.	427,780
26,360	Millea Holdings, Inc. (Japan)	1,004,387
82,590	NIPPONKOA Insurance Co., Ltd. (Japan)	760,035
		2,192,202

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

REAL ESTATE – (7.47%)
157,540	Brixton PLC (United Kingdom)	$1,103,948
33,720	Derwent London PLC (United Kingdom)	922,940
23,710	Digital Realty Trust, Inc.	847,158
20,860	Forest City Enterprises, Inc., Class A	831,271
398,000	Hang Lung Group Ltd. (Hong Kong)	1,844,574
36,000	Mitsubishi Estate Co. Ltd. (Japan)	969,071
40,800	Mitsui Fudosan Co., Ltd. (Japan)	946,459
		7,465,421
SOFTWARE & SERVICES – (3.05%)
4,071	Google Inc., Class A*	2,277,358
22,406	Iron Mountain Inc.*	770,542
		3,047,900
TECHNOLOGY HARDWARE & EQUIPMENT – (1.22%)
33,060	Nokia Oyj, ADR (Finland)	1,221,567
TELECOMMUNICATION SERVICES – (3.76%)
42,333	America Movil SAB de C.V., Series L, ADR (Mexico)	2,536,170
27,182	Chunghwa Telecom Co., Ltd., ADR (Taiwan)	571,638
26,343	SK Telecom Co., Ltd., ADR (South Korea)	654,097
		3,761,905
TRANSPORTATION – (12.44%)
105,460	Asciano Group (Australia)	527,460
434,574	China Merchants Holdings International Co., Ltd. (China)	2,125,757
664,000	China Shipping Development Co. Ltd. – H (China)	1,714,759
422,400	Cosco Pacific Ltd. (China)	850,354
255,000	Global Logistics Acquisition Corp.*	1,865,325
36,995	Kuehne & Nagel International AG, Registered (Switzerland)	3,384,130
26,900	Ryanair Holdings PLC, ADR* (Ireland)	898,191
106,628	Toll Holdings Ltd. (Australia)	1,067,981
		12,433,957
UTILITIES – (1.34%)
368,000	China Resources Power Holdings Co. Ltd. (China)	885,261
960,000	Guangdong Investment Ltd. (China)	450,196
		1,335,457

Total Common Stock – (identified cost $97,023,798)	96,292,685

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2008 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (3.81%)
$1,153,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.98%,
	2/01/08, dated 1/31/08, repurchase value of $1,153,095
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.875%, 08/29/08-11/01/37,
	total market value $1,176,060)	$1,153,000
1,057,000	Banc of America Securities LLC Joint Repurchase Agreement, 2.98%,
	2/01/08, dated 1/31/08, repurchase value of $1,057,087
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.50%, 06/01/35-02/01/38,
	total market value $1,078,140)	1,057,000
768,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 2.98%,
	2/01/08, dated 1/31/08 repurchase value of $768,064
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 0.00%-7.082%, 10/25/16-01/20/38,
	total market value $783,360)	768,000
833,000	UBS Securities LLC Joint Repurchase Agreement, 2.95%,
	2/01/08, dated 1/31/08, repurchase value of $833,068
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-5.50%, 06/01/33-04/01/37,
	total market value $849,660)	833,000

	Total Short Term Investments – (identified cost $3,811,000)	3,811,000

Total Investments – (100.14%) – (identified cost $100,834,798) – (a)	100,103,685
Liabilities Less Other Assets – (0.14%)	(143,217)
Net Assets – (100.00%)	$99,960,468

ADR: American Depositary Receipt

*Non-Income Producing Security.

(a)Aggregate cost for Federal Income Tax purposes is $100,994,015. At January 31, 2008, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$6,024,964
Unrealized depreciation	(6,915,294)
Net unrealized depreciation	$(890,330)

(b)  Illiquid security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in the Fund amounted to $825,000 or 0.83% of the Fund’s net assets as of January 31, 2008.

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

January 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (94.64%)

AUTOMOBILES & COMPONENTS – (3.14%)
1,000	Continental AG (Germany)	$103,830
4,000	Daimler AG, Registered (Germany)	312,797
84	Porsche AG (Germany)	150,789
		567,416
CAPITAL GOODS – (10.32%)
192,000	Harbin Power Equipment Co. Ltd. – H (China)	434,822
14,200	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	559,480
670,000	Shanghai Electric Group Co. Ltd. – H (China)	521,340
2,700	Siemens AG, Registered (Germany)	348,033
		1,863,675
CAPITAL MARKETS – (2.78%)
29,300	RHJ International* (Belgium)	356,567
3,500	UBS AG, Registered (Switzerland)	145,403
		501,970
COMMERCIAL BANKS – (10.19%)
397,000	China CITIC Bank – H* (China)	229,511
215,500	China Merchants Bank Co., Ltd. – H* (China)	759,772
3,300	Erste Bank der oesterreichischen Sparkassen AG (Austria)	179,462
10,923	HSBC Holdings PLC (United Kingdom)	163,883
22,700	Shinsei Bank, Ltd. (Japan)	105,347
61,900	Turkiye Garanti Bankasi A.S. (Turkey)	401,678
		1,839,653
COMMERCIAL SERVICES & SUPPLIES – (0.56%)
47,100	Rentokil Initial PLC (United Kingdom)	101,799
CONSUMER DURABLES & APPAREL – (2.12%)
5,900	Hunter Douglas NV (Netherlands)	383,323
DIVERSIFIED FINANCIAL SERVICES – (3.91%)
3,850	Groupe Bruxelles Lambert S.A. (Belgium)	447,491
2,600	Pargesa Holding S.A., Bearer Shares (Switzerland)	257,427
		704,918
ENERGY – (3.28%)
14,800	Tenaris S.A., ADR (Argentina)	591,852
FOOD, BEVERAGE & TOBACCO – (10.58%)
9,479	Diageo PLC (United Kingdom)	191,344
12,200	Heineken Holding NV (Netherlands)	622,373
52	Japan Tobacco Inc. (Japan)	275,962
150	Lindt & Spruengli AG (Switzerland)	469,294
10,800	Unilever NV, NY Shares (Netherlands)	351,216
		1,910,189

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

January 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

HEALTH CARE EQUIPMENT & SERVICES – (1.80%)
5,600	Essilor International S.A. (France)	$324,573
LIFE & HEALTH INSURANCE – (3.14%)
16,000	Power Corp. of Canada (Canada)	567,302
MATERIALS – (4.21%)
6,900	BHP Billiton PLC (United Kingdom)	208,653
8,600	Companhia Vale do Rio Doce, ADR (Brazil)	223,858
2,500	Rio Tinto PLC (United Kingdom)	250,305
4,200	Sino-Forest Corp.* (Canada)	77,136
		759,952
MEDIA – (8.27%)
12,400	Grupo Televisa S.A., ADR (Mexico)	276,396
4,300	Lagardere S.C.A. (France)	315,918
7,300	Liberty Global, Inc., Series C*	271,523
22,500	Virgin Media Inc.	374,625
20,600	WPP Group PLC (United Kingdom)	253,590
		1,492,052
PROPERTY & CASUALTY INSURANCE – (2.31%)
7,800	Millea Holdings, Inc. (Japan)	297,201
13,000	NIPPONKOA Insurance Co., Ltd. (Japan)	119,633
		416,834
REAL ESTATE – (7.80%)
43,500	Brixton PLC (United Kingdom)	304,823
9,300	Derwent London PLC (United Kingdom)	254,547
69,000	Hang Lung Group Ltd. (Hong Kong)	319,788
10,000	Mitsubishi Estate Co. Ltd. (Japan)	269,186
11,200	Mitsui Fudosan Co., Ltd. (Japan)	259,812
		1,408,156
TECHNOLOGY HARDWARE & EQUIPMENT – (1.70%)
8,300	Nokia Oyj, ADR (Finland)	306,685
TELECOMMUNICATION SERVICES – (5.63%)
10,700	America Movil SAB de C.V., Series L, ADR (Mexico)	641,037
6,900	Chunghwa Telecom Co., Ltd., ADR (Taiwan)	145,107
9,300	SK Telecom Co., Ltd., ADR (South Korea)	230,919
		1,017,063
TRANSPORTATION – (11.39%)
24,700	Asciano Group (Australia)	123,538
111,546	China Merchants Holdings International Co., Ltd. (China)	545,637
62,000	China Shipping Development Co. Ltd. – H (China)	160,113

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

January 31, 2008 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TRANSPORTATION – (Continued)
108,000	Cosco Pacific Ltd. (China)	$217,420
6,400	Kuehne & Nagel International AG, Registered (Switzerland)	585,442
5,200	Ryanair Holdings PLC, ADR* (Ireland)	173,628
24,990	Toll Holdings Ltd. (Australia)	250,299
		2,056,077
UTILITIES – (1.51%)
74,000	China Resources Power Holdings Co. Ltd. (China)	178,015
200,000	Guangdong Investment Ltd. (China)	93,791
		271,806

	Total Common Stock – (identified cost $16,095,468)	17,085,295

SHORT TERM INVESTMENTS – (5.55%)
$303,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.98%,
	02/01/08, dated 01/31/08, repurchase value of $303,025
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.875%, 08/29/08-11/01/37,
	total market value $309,060)	303,000
278,000	Banc of America Securities LLC Joint Repurchase Agreement, 2.98%,
	02/01/08, dated 01/31/08, repurchase value of $278,023
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.50%, 06/01/35-02/01/38,
	total market value $283,560)	278,000
202,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 2.98%,
	02/01/08, dated 01/31/08, repurchase value of $202,017
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 0.00%-7.082%, 10/25/16-01/20/38,
	total market value $206,040)	202,000
219,000	UBS Securities LLC Joint Repurchase Agreement, 2.95%,
	02/01/08, dated 01/31/08, repurchase value of $219,018
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-5.50%, 06/01/33-04/01/37,
	total market value $223,380)	219,000

	Total Short Term Investments – (identified cost $1,002,000)	1,002,000

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

January 31, 2008 (Unaudited)

Total Investments – (100.19%) – (identified cost $17,097,468) – (a)	$18,087,295
Liabilities Less Other Assets – (0.19%)	(34,216)
Net Assets – (100.00%)	$18,053,079

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)     Aggregate cost for Federal Income Tax purposes is $17,097,468. At January 31, 2008, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$2,375,652
Unrealized depreciation	(1,385,825)
Net unrealized appreciation	$989,827

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: March 28, 2008

By /s/ Douglas A. Haines

Douglas A. Haines
Principal Financial officer

Date: March 28, 2008